Statements of Shareholders' Equity/(Deficit) - JPY (¥) ¥ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2023	¥ 67,520	¥ 724,980	¥ (29,834)	¥ (585,834)	¥ 176,832
Balance, shares at Mar. 31, 2023	40,512,000
Sales of ordinary shares	¥ 2,830	335,770			338,600
Sales of ordinary shares, shares	1,698,000
Cash receipt for subscription receivable			29,834		29,834
Net loss				(661,966)	(661,966)
Balance at Mar. 31, 2024	¥ 70,350	1,060,750		(1,247,800)	(116,700)
Balance, shares at Mar. 31, 2024	42,210,000
Net loss				(534,685)	(534,685)
Balance at Mar. 31, 2025	¥ 70,350	1,060,750		(1,782,485)	(651,385)
Balance, shares at Mar. 31, 2025	42,210,000
Net loss				(1,489,414)	(1,489,414)
Issuance of shares upon initial public offering, net off offering costs	¥ 6,250	1,501,623			1,507,873
Issuance of shares upon initial public offering, net off offering costs, shares	3,750,000
Stock-based compensation		16,368			16,368
Balance at Mar. 31, 2026	¥ 76,600	¥ 2,578,741		¥ (3,271,899)	¥ (616,558)
Balance, shares at Mar. 31, 2026	45,960,000